Label	Element	Value
C000221495 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.50%
C000221495 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.40%
C000098197 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.40%